Financial risk management - Additional information - (Detail) S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 PEN (S/) SBS	Dec. 31, 2021 PEN (S/) SBS	Dec. 31, 2020 PEN (S/)	Dec. 31, 2022 USD ($) SBS	Dec. 31, 2021 USD ($) SBS
Disclosure of provision matrix [line items]
Financial assets in fixed income instruments	S/ 22,787,598	S/ 24,547,294
Indirect loans	4,487,347	4,440,458
Rescheduled Loans	S/ 5,049,000,000	6,267,000,000
Interest rate risk [member]
Disclosure of provision matrix [line items]
Cash legal limit percentage	5.00%			5.00%
Cash early warning limit percentage	4.00%			4.00%
Value at risk internal indicator percentage	15.00%			15.00%
Value at risk early warning indicator percentage	13.00%			13.00%
Foreign currency [Member]
Disclosure of provision matrix [line items]
Indirect loans	S/ 2,343,341,000	S/ 2,596,494,000		$ 614,405,000	$ 651,240,000
Closing foreign exchange rate | SBS	3.814	3.987		3.814	3.987
Peru, Nuevos Soles
Disclosure of provision matrix [line items]
Financial assets in fixed income instruments	S/ 15,884,533	S/ 15,708,023
Reactiva Peru [Member]
Disclosure of provision matrix [line items]
Balance of credits rescheduled	1,473,770,000	1,974,180,000
Payment towards loans and advances			S/ 6,617,142,000
Loans and advances to customers	2,414,455,000	5,056,009,000
Interest income on loans and advances to customers	S/ 18,180,000	S/ 23,566,000
Top of range [member]
Disclosure of provision matrix [line items]
Absolute variation percentage.	7.00%
Relative variation percentage	588.00%
Weighted average [member] | Peru, Nuevos Soles
Disclosure of provision matrix [line items]
Closing foreign exchange rate | SBS	3.82	3.998		3.82	3.998
Weighted average [member] | Peru, Nuevos Soles | Peru Currency Ask For Every US Dollar Bid [Member]
Disclosure of provision matrix [line items]
Closing foreign exchange rate | SBS	3.808	3.975		3.808	3.975
Financial Investments [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	88.00%	91.80%		88.00%	91.80%
Financial assets in fixed income instruments	S/ 1,036,763,000	S/ 911,756,000
Accounts Receivable Insurance Premiums
Disclosure of provision matrix [line items]
Expected credit loss rate	97.70%	98.10%		97.70%	98.10%
Direct loans [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	4.30%	4.60%		4.30%	4.60%
Financial assets in fixed income instruments	S/ 163,534,000	S/ 334,375,000
Indirect Loans [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.80%	0.90%		0.80%	0.90%
Financial assets in fixed income instruments	S/ 549,128,000	S/ 721,529,000
Cash and due from banks [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	74.20%	77.30%		74.20%	77.30%
Loan Portfolio [Member] | Financial assets neither past due nor impaired [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	92.60%	93.50%		92.60%	93.50%
Loans [Member]
Disclosure of provision matrix [line items]
Financial assets in fixed income instruments	S/ 712,662,000	S/ 1,055,904,000
Loans [Member] | Lower Credit Risk [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	89.80%	87.50%		89.80%	87.50%